Material accounting policies - Additional Information (Detail)			1 Months Ended		12 Months Ended
	Dec. 27, 2024 day remedy	Dec. 19, 2022 EUR (€) instrument	May 31, 2023	Dec. 31, 2022 EUR (€) associate	Dec. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€) associate performance_obligation event covenant	Dec. 31, 2023 EUR (€) associate instrument	Dec. 31, 2022 EUR (€) associate	Dec. 20, 2024	Dec. 31, 2021 EUR (€)
Disclosure Of Significant Accounting Policies [Line Items]
Equity				€ 27,758,000			€ (97,927,000)	€ (79,322,000)	€ 27,758,000		€ (76,652,000)
Cash and cash equivalents				€ 83,022,000			160,919,000	44,585,000	83,022,000		€ 24,652,000
Non-current portion of non-current borrowings							512,014,000	350,722,000
Lease liabilities							116,415,000	83,490,000
Trade and other current payables							73,919,000	76,948,000
Repayments of borrowings, classified as financing activities							0	0	23,403,000
Proceeds from borrowings							€ 164,851,000	€ 82,400,000	€ 159,210,000
Number of associates | associate				1			1	1	1
Number of performance obligations | performance_obligation							2
Reimbursements number of suppliers | associate							1
Commencement of major litigation
Disclosure Of Significant Accounting Policies [Line Items]
Anticipates receiving additional contractual capital commitments					€ 10,000,000	€ 150,000,000
Interest Rate Cap
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 240,500,000						€ 240,500,000
Number of interest rates caps | instrument		2						2
Interest Rate Cap | Interest rate risk
Disclosure Of Significant Accounting Policies [Line Items]
Derivative instrument mitigation risk percentage							65.00%	67.00%
Office Building
Disclosure Of Significant Accounting Policies [Line Items]
Original contractual lease term							5 years
Subleases contractual term							3 years
Motor vehicles
Disclosure Of Significant Accounting Policies [Line Items]
Original contractual lease term							4 years
Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Original contractual lease term							5 years
Lease contractual extension term							2 years
Capitalized Development Costs
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							3 years
Computer software
Disclosure Of Significant Accounting Policies [Line Items]
Useful life measured as period of time, intangible assets other than goodwill							3 years
RSU
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period			3 years				3 years
Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period							3 years	2 years
Minimum | Interest Rate Cap | Interest rate risk
Disclosure Of Significant Accounting Policies [Line Items]
Derivative instrument mitigation risk percentage							65.00%	65.00%
Minimum | Land permits
Disclosure Of Significant Accounting Policies [Line Items]
Original contractual lease term							10 years
Lease contractual term							1 year
Minimum | Offices And Other Assets
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term							1 year
Minimum | Cars And Software
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term							1 year
Minimum | Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period							2 years
Maximum | Land permits
Disclosure Of Significant Accounting Policies [Line Items]
Original contractual lease term							15 years
Lease contractual term							15 years
Maximum | Offices And Other Assets
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term							12 years
Maximum | Cars And Software
Disclosure Of Significant Accounting Policies [Line Items]
Lease contractual term							4 years
Maximum | Performance Options
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period							3 years
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Increasing total existing available facility		€ 230,000,000
Notional amount		€ 400,000,000
Derivatives to hedge by interest rate risk							65.00%	67.00%
Proceeds from borrowings							€ 150,000,000
Interest rate							3.90%
Renewed facility | Borrowings
Disclosure Of Significant Accounting Policies [Line Items]
Interest rate							3.90%
Renewed facility | Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0150
Renewed facility | Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Strike price percentage		0.0343
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 200,000,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		30,000,000
Proceeds from borrowings							€ 10,712,000	€ 12,500,000
Senior Debt Bank Facility
Disclosure Of Significant Accounting Policies [Line Items]
Repayments of borrowings, classified as financing activities		170,000,000		€ 170,000,000
Guarantee Facility | More than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities							€ 326,000	€ 17,500,000
Convertible instruments
Disclosure Of Significant Accounting Policies [Line Items]
Interest rate	15.00%									15.00%
Convertible instruments | Borrowings
Disclosure Of Significant Accounting Policies [Line Items]
Interest rate							15.00%
Renewed facility
Disclosure Of Significant Accounting Policies [Line Items]
Proceeds from borrowings							€ 8,390,000
Covenant break remedy period	10 days
Covenant repair consecutive opportunities | day	2
Covenant break total opportunities | remedy	4
Number of financial covenants | covenant							2
Number of drawstops events | event							3
Renewed facility | Interest Rate Cap | Interest rate risk
Disclosure Of Significant Accounting Policies [Line Items]
Derivative instrument mitigation risk percentage								85.00%
Renewed facility | More than one year
Disclosure Of Significant Accounting Policies [Line Items]
Undrawn borrowing facilities							€ 0	€ 8,390,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure Of Significant Accounting Policies [Line Items]
Notional amount		€ 30,000,000					€ 29,674,000	€ 12,500,000
Testing period		6 months
Testing deferral period		12 months